JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 80.7%
Aerospace & Defense — 0.4%
Northrop Grumman Corp.	16	5,636

Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Class B	96	17,407

Banks — 1.7%
Regions Financial Corp.	126	2,693
Truist Financial Corp.	47	2,753
US Bancorp	176	10,470
Wells Fargo & Co.	177	8,229

		24,145

Beverages — 2.8%
Coca-Cola Co. (The)	322	16,890
Constellation Brands, Inc., Class A	28	5,854
PepsiCo, Inc.	118	17,813

		40,557

Biotechnology — 2.7%
AbbVie, Inc.	166	17,921
Biogen, Inc.*	9	2,544
Regeneron Pharmaceuticals, Inc.*	14	8,751
Vertex Pharmaceuticals, Inc.*	49	8,960

		38,176

Building Products — 1.3%
Trane Technologies plc	108	18,594

Capital Markets — 2.1%
Intercontinental Exchange, Inc.	107	12,280
S&P Global, Inc.	41	17,342

		29,622

Chemicals — 2.3%
Corteva, Inc.	186	7,816
Eastman Chemical Co.	47	4,691
Linde plc (United Kingdom)	31	9,233
PPG Industries, Inc.	79	11,235

		32,975

Containers & Packaging — 0.7%
Avery Dennison Corp.	46	9,592

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B*	50	13,591

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	260	14,019

Electric Utilities — 3.7%
Duke Energy Corp.	121	11,818
Evergy, Inc.	136	8,438
NextEra Energy, Inc.	209	16,384
Xcel Energy, Inc.	261	16,296

		52,936

Electrical Equipment — 1.0%
Eaton Corp. plc	91	13,630

Entertainment — 0.9%
Netflix, Inc.*	21	12,658

Equity Real Estate Investment Trusts (REITs) — 2.8%
Equinix, Inc.	12	9,783
Prologis, Inc.	100	12,545
Public Storage	31	9,104
Sun Communities, Inc.	44	8,067

		39,499

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	25	11,078
Walmart, Inc.	91	12,643

		23,721

Food Products — 2.4%
Hershey Co. (The)	101	17,015
Mondelez International, Inc., Class A	299	17,375

		34,390

Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.*	95	4,122
Medtronic plc	78	9,736

		13,858

Health Care Providers & Services — 1.7%
Anthem, Inc.	18	6,879
UnitedHealth Group, Inc.	44	17,060

		23,939

Household Products — 2.3%
Kimberly-Clark Corp.	117	15,551
Procter & Gamble Co. (The)	129	18,045

		33,596

Insurance — 4.1%
Arthur J Gallagher & Co.	107	15,833
Chubb Ltd.	91	15,715
Hartford Financial Services Group, Inc. (The)	89	6,278
Progressive Corp. (The)	187	16,933
Travelers Cos., Inc. (The)	36	5,430

		60,189

Interactive Media & Services — 2.5%
Alphabet, Inc., Class A*	8	22,244
Facebook, Inc., Class A*	40	13,451

		35,695

Internet & Direct Marketing Retail — 1.4%
Amazon.com, Inc.*	6	19,441

IT Services — 4.7%
Accenture plc, Class A	70	22,394
Automatic Data Processing, Inc.	55	11,044
Mastercard, Inc., Class A	52	18,128
Visa, Inc., Class A	76	16,868

		68,434

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	35	20,018

Machinery — 2.6%
Deere & Co.	53	17,604
Otis Worldwide Corp.	34	2,792
Stanley Black & Decker, Inc.	92	16,188

		36,584

Media — 2.0%
Charter Communications, Inc., Class A*	15	10,989
Comcast Corp., Class A	310	17,340

		28,329

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Multiline Retail — 2.2%
Dollar General Corp.	51	10,856
Target Corp.	90	20,586

		31,442

Multi-Utilities — 3.0%
CenterPoint Energy, Inc.	370	9,093
DTE Energy Co.	202	22,591
WEC Energy Group, Inc.	120	10,607

		42,291

Oil, Gas & Consumable Fuels — 0.8%
TC Energy Corp. (Canada)	231	11,123

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	6	1,726

Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	293	17,355
Eli Lilly & Co.	87	20,086
Johnson & Johnson	109	17,548
Merck & Co., Inc.	216	16,229

		71,218

Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	98	7,754

Road & Rail — 3.5%
Norfolk Southern Corp.	73	17,449
Old Dominion Freight Line, Inc.	74	21,248
Union Pacific Corp.	57	11,088

		49,785

Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices, Inc.	51	8,500
Texas Instruments, Inc.	62	12,004

		20,504

Software — 4.0%
Adobe, Inc.*	9	5,463
Intuit, Inc.	42	22,563
Microsoft Corp.	79	22,140
Oracle Corp.	74	6,455

		56,621

Specialty Retail — 3.0%
Best Buy Co., Inc.	53	5,606
Lowe’s Cos., Inc.	92	18,708
O’Reilly Automotive, Inc.*	31	18,649

		42,963

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	45	6,350
Seagate Technology Holdings plc	66	5,451

		11,801

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	94	13,675

Tobacco — 0.9%
Altria Group, Inc.	127	5,768
Philip Morris International, Inc.	75	7,132

		12,900

Trading Companies & Distributors — 0.2%
WW Grainger, Inc.	9	3,575

Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.*	124	15,858

TOTAL COMMON STOCKS (Cost $1,107,156)		1,154,467

	Principal Amount ($000)
EQUITY-LINKED NOTES — 16.1%
Barclays Bank plc, ELN, 37.55%, 10/15/2021, (linked to S&P 500 Index)(a)	10	42,594
Citigroup Global Markets Holdings, Inc., ELN, 44.24%, 10/22/2021, (linked to S&P 500 Index)(a)	10	43,738
GS Finance Corp., ELN, 47.72%, 11/5/2021, (linked to S&P 500 Index)(a)	11	47,998
HSBC Bank USA, ELN, 49.95%, 10/29/2021, (linked to S&P 500 Index)(a)	12	53,367
Royal Bank of Canada, ELN, 35.01%, 10/8/2021, (linked to S&P 500 Index)(a)	10	43,194

TOTAL EQUITY-LINKED NOTES (Cost $233,994)		230,891

	Shares (000)
SHORT-TERM INVESTMENTS — 2.9%
INVESTMENT COMPANIES — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(b)(c)(Cost $42,085)	42,064	42,085

Total Investments — 99.7% (Cost $1,383,235)		1,427,443
Other Assets Less Liabilities — 0.3%		4,559

Net Assets — 100.0%		1,432,002

Percentages indicated are based on net assets.

Abbreviations

ELN	Equity-Linked Note

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	174	12/2021	USD	37,432	(526)

Abbreviations

USD	United States Dollar

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$1,154,467	$—	$—	$1,154,467
Equity-Linked Notes	—	230,891	—	230,891
Short-Term Investments
Investment Companies	42,085	—	—	42,085

Total Investments in Securities	$1,196,552	$230,891	$—	$1,427,443

Depreciation in Other Financial Instruments
Futures Contracts	$(526)	$—	$—	$(526)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	$43,928	$703,955	$705,798	$—	(c)	$—	(c)	$42,085	42,064	$5	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.